Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP - Victory Sycamore Established Value Fund Class 3 | NNN REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP - Victory Sycamore Established Value Fund Class 3 | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 3 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Lamar Advertising Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Hartford Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Textron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
CTIVP - Victory Sycamore Established Value Fund Class 3 | Money Market Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP - Victory Sycamore Established Value Fund Class 2 | NNN REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP - Victory Sycamore Established Value Fund Class 2 | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 2 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Lamar Advertising Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Hartford Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Textron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
CTIVP - Victory Sycamore Established Value Fund Class 2 | Money Market Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP - Victory Sycamore Established Value Fund Class 1 | NNN REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP - Victory Sycamore Established Value Fund Class 1 | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Quest Diagnostics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP - Victory Sycamore Established Value Fund Class 1 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Lamar Advertising Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Hartford Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Textron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
CTIVP - Victory Sycamore Established Value Fund Class 1 | Money Market Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%